COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	6.7%
BANKING	2.9%
Bank of America Corp., 4.25%, Series QQ(a)		9,500	$164,350
Bank of America Corp., 4.75%, Series SS(a)		7,000	136,220
Bank of America Corp., 5.00%, Series LL(a)		4,900	99,519
Bank of America Corp., 5.375%, Series KK(a)		4,400	96,008
JPMorgan Chase & Co., 4.625%, Series LL(a)		5,200	101,660
M&T Bank Corp., 7.50%, Series J(a)		1,400	36,680
Morgan Stanley, 5.85%, Series K(a)		5,000	117,000
Morgan Stanley, 6.50%, Series P(a)		2,000	51,460
Morgan Stanley, 6.625%, Series Q(a)		7,176	185,500
Northern Trust Corp., 4.70%, Series E(a)		6,663	130,328
Truist Financial Corp., 5.25%, Series O(a)		1,700	35,649
Wells Fargo & Co., 4.375%, Series CC(a)		2,000	35,120
Wells Fargo & Co., 4.70%, Series AA(a)		2,600	48,958

			1,238,452

FINANCIAL SERVICES	0.6%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		7,200	187,416
Brookfield Finance I U.K. PLC, 4.50% (Canada)(a)		2,300	34,132
KKR & Co., Inc., 6.875%, due 6/1/65, Series T		1,134	29,166

			250,714

INSURANCE	0.9%
Allstate Corp., 5.10%, Series H(a)		2,200	45,320
Athene Holding Ltd., 4.875%, Series D(a)		3,000	51,300
Lincoln National Corp., 9.00%, Series D(a)		4,579	121,847
MetLife, Inc., 4.75%, Series F(a)		3,000	58,470
MetLife, Inc., 5.625%, Series E(a)		2,500	58,975
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)		2,000	49,100

			385,012

REAL ESTATE	0.3%
Public Storage, 4.00%, Series P(a)		4,126	65,026
Public Storage, 4.625%, Series L(a)		3,900	71,214

			136,240

TELECOMMUNICATIONS	0.4%
AT&T, Inc., 4.75%, Series C(a)		6,000	114,600
AT&T, Inc., 5.00%, Series A(a)		1,800	36,270

			150,870

UTILITIES	1.6%
Algonquin Power & Utilities Corp., 8.487% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)		5,900	148,444
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		2,200	35,574
CMS Energy Corp., 5.875%, due 10/15/78		15,000	330,450

		Shares	Value
NextEra Energy Capital Holdings, Inc., 6.50%, due 6/1/85, Series U		6,800	$169,932

			684,400

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$2,885,276)			2,845,688

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	89.4%
BANKING	47.9%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a)(b)(d)(e)		EUR 400,000	478,545
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(d)(e)		EUR 200,000	253,083
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR 200,000	249,516
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(a)(b)(d)(e)		EUR 400,000	483,424
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR 200,000	231,026
Banco Santander SA, 4.375% to 1/14/26 (Spain)(a)(b)(d)(e)		EUR 200,000	235,885
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(d)		400,000	388,771
Banco Santander SA, 6.00% to 1/2/31 (Spain)(a)(b)(d)(e)		EUR 200,000	236,927
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)		200,000	211,775
Bank of America Corp., 5.518% to 10/25/34, due 10/25/35(b)		200,000	200,093
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)		465,000	482,741
Bank of Ireland Group PLC, 6.125% to 3/18/32 (Ireland)(a)(b)(d)(e)		EUR 200,000	232,351
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(b)		400,000	414,034
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		210,000	223,381
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		170,000	183,175
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(d)		200,000	201,359
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(a)(b)(d)(e)		GBP 350,000	496,014
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP 200,000	289,640
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(d)		GBP 200,000	295,825
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)		200,000	222,642
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(d)(f)		200,000	178,425
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)		200,000	210,855
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(d)(f)		200,000	211,974
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)		200,000	211,994
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(d)(e)		EUR 200,000	241,480
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(d)(e)		EUR 200,000	264,218
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)		330,000	306,540
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)		75,000	74,155
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)		438,000	448,433
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(b)		110,000	115,903
Citigroup, Inc., 7.375% to 5/15/28, Series Z(a)(b)		260,000	274,172
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		290,000	305,919
Commerzbank AG, 6.625% to 10/9/32 (Germany)(a)(b)(d)(e)		EUR 200,000	240,302
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		200,000	203,829
Cooperatieve Rabobank UA, 3.25% to 12/29/26 (Netherlands)(a)(b)(d)(e)		EUR 200,000	231,681
Cooperatieve Rabobank UA, 6.50% (Netherlands)(a)(e)		EUR 94,000	126,344
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)		GBP 200,000	288,207
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)		EUR 200,000	254,290
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)		EUR 400,000	503,903
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(d)(e)		EUR 400,000	475,607
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)		EUR 200,000	249,578

2

		Principal Amount*	Value
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)		75,000	$73,918
Goldman Sachs Group, Inc., 4.125% to 11/10/26, Series V(a)(b)		75,000	73,712
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(b)		100,000	103,449
Goldman Sachs Group, Inc., 7.379% to 8/10/25, Series Q(a)(b)		70,000	70,388
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)		220,000	234,164
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		350,000	369,399
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		200,000	202,896
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(d)(e)		200,000	187,894
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(d)(e)		200,000	206,700
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		200,000	212,895
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(d)(e)		EUR 400,000	505,635
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		105,000	111,092
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a)(b)(d)(e)		200,000	199,249
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)		200,000	211,421
Lloyds Banking Group PLC, 8.50% to 3/27/28 (United Kingdom)(a)(b)(d)		GBP 200,000	289,382
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)		80,000	77,458
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(d)(e)		GBP 200,000	281,393
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(d)		GBP 200,000	272,801
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(d)		400,000	432,462
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		225,000	227,791
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		70,000	71,497
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		153,000	157,701
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(b)		250,000	250,810
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(d)(f)		400,000	366,911
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		480,000	474,051
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		60,000	62,808
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)		90,000	94,344
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a)(b)(d)(e)		200,000	195,000
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(d)(e)		200,000	184,136
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		200,000	209,854
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		275,000	287,899
Truist Financial Corp., 6.669% to 9/1/25, Series N(a)(b)		575,000	577,242
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)		200,000	201,378
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(d)(f)		400,000	422,105
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		400,000	437,590
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)		394,000	390,208
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)		97,000	102,171
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		70,000	75,358

			20,333,178

CONSUMER DISCRETIONARY PRODUCTS	1.5%
Volkswagen International Finance NV, 5.493% to 11/15/30 (Germany)(a)(b)(e)		EUR 100,000	118,809
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR 300,000	381,735
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(e)		EUR 100,000	133,458

			634,002

ENERGY	4.6%
BP Capital Markets PLC, 3.25% to 3/22/26(a)(b)(e)		EUR 300,000	354,145
BP Capital Markets PLC, 3.625% to 3/22/29(a)(b)(e)		EUR 150,000	175,726
BP Capital Markets PLC, 4.375% to 8/19/31(a)(b)(e)		EUR 200,000	236,104
OMV AG, 4.37% to 10/1/30 (Austria)(a)(b)(e)		EUR 400,000	472,819

		Principal Amount*	Value
Repsol Europe Finance SARL, 4.50% to 3/26/31 (Spain)(a)(b)(e)		EUR 300,000	$356,168
TotalEnergies SE, 2.00% to 6/4/30 (France)(a)(b)(e)		EUR 100,000	107,727
TotalEnergies SE, 3.369% to 10/6/26 (France)(a)(b)(e)		EUR 200,000	236,665

			1,939,354

FINANCIAL SERVICES	2.0%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)		100,000	96,864
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)		140,000	125,909
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(f)		225,000	220,329
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(a)(b)(d)		400,000	405,600

			848,702

HEALTH CARE	1.0%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)		300,000	310,173
Dentsply Sirona, Inc., 8.375% to 6/12/30, due 9/12/55(b)		100,000	100,802

			410,975

INSURANCE	11.5%
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(d)(f)		400,000	394,263
Athora Netherlands NV, 5.375% to 5/31/27, due 8/31/32 (Netherlands)(b)(e)		EUR 300,000	364,881
AXA SA, 4.25% to 9/10/32, due 3/10/43 (France)(b)(e)		EUR 150,000	180,895
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(d)(e)		EUR 400,000	483,643
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		300,000	309,603
Credit Agricole Assurances SA, 6.25% to 6/17/35 (France)(a)(b)(d)(e)		EUR 100,000	121,529
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(f)		200,000	202,315
Fidelis Insurance Holdings Ltd., 7.75% to 12/15/34, due 6/15/55 (United Kingdom)(b)		300,000	310,264
Generali, 5.50% to 10/27/27, due 10/27/47 (Italy)(b)(e)		EUR 100,000	124,276
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)		250,000	245,488
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)		70,000	73,050
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		175,000	191,079
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(b)(f)		200,000	200,112
MetLife Capital Trust IV, 7.875%, due 12/15/37(f)		320,000	351,599
MetLife, Inc., 6.40%, due 12/15/36		150,000	157,364
Nippon Life Insurance Co., 4.114% to 1/23/35, due 1/23/55 (Japan)(b)		EUR 100,000	116,361
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(b)(f)		400,000	414,374
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)		80,000	73,535
SBL Holdings, Inc., 9.508% to 5/13/30(a)(b)(f)		150,000	150,565
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)		200,000	211,674
Zurich Finance Ireland II DAC, 6.25% to 5/22/35, due 11/22/55 (Ireland)(b)(e)		200,000	205,032

			4,881,902

PIPELINES	4.7%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		250,000	248,363
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		250,000	251,427
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(b)		145,000	149,327
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		85,000	94,849
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)		95,000	94,914
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		75,000	76,587
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)		235,000	250,176
Enterprise Products Operating LLC, 7.573% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(c)		60,000	59,744
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)		140,000	145,927
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(b)		250,000	248,920

		Principal Amount*	Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		200,000	$200,815
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)		204,000	198,522

			2,019,571

REAL ESTATE	1.1%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(b)(e)		EUR 400,000	473,493

TELECOMMUNICATIONS	5.0%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(b)		205,000	210,640
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(b)		185,000	188,107
Orange SA, 5.00% to 10/1/26 (France)(a)(b)(e)		EUR 100,000	120,974
Orange SA, 5.375% to 1/18/30 (France)(a)(b)(e)		EUR 200,000	251,578
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a)(b)(e)		EUR 100,000	126,373
Telefonica Europe BV, 7.125% to 8/23/28 (Spain)(a)(b)(e)		EUR 100,000	129,287
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(b)		300,000	301,867
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(b)		575,000	580,285
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		120,000	109,804
Vodafone Group PLC, 6.50% to 5/30/29, due 8/30/84 (United Kingdom)(b)(e)		EUR 100,000	128,759

			2,147,674

UTILITIES	10.1%
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)		120,000	123,852
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		120,000	117,152
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(b)(f)		75,000	75,204
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(b)		125,000	129,633
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		455,000	409,508
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(b)		90,000	90,440
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)		100,000	98,443
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)		220,000	231,553
EDP SA, 4.50% to 11/27/31, due 5/27/55 (Portugal)(b)(e)		EUR 100,000	117,607
EDP SA, 5.943% to 1/23/28, due 4/23/83 (Portugal)(b)(e)		EUR 100,000	125,263
Electricite de France SA, 5.625% to 6/17/32 (France)(a)(b)(e)		EUR 200,000	244,541
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		75,000	75,658
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR 250,000	318,145
Enel SpA, 6.625% to 4/16/31 (Italy)(a)(b)(e)		EUR 200,000	263,185
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)		75,000	77,787
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)		350,000	356,207
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(b)		70,000	71,253
Iberdrola International BV, 2.25% to 1/28/29, Series NC8 (Spain)(a)(b)(e)		EUR 100,000	112,040
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(b)		200,000	204,731
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(b)		185,000	189,570
RWE AG, 4.125% to 6/18/30, due 6/18/55 (Germany)(b)(e)		EUR 400,000	474,585
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		110,000	106,045
Sempra, 6.40% to 7/1/34, due 10/1/54(b)		150,000	142,774
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		60,000	60,656
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)		75,000	74,687

			4,290,519

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$36,429,933)			37,979,370

		Shares	Value
SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(g)		32,478	$32,478

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$32,478)			32,478

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$39,347,687)	96.2%		40,857,536
OTHER ASSETS IN EXCESS OF LIABILITIES	3.8		1,606,417

NET ASSETS	100.0%		$42,463,953

Forward Foreign Currency Exchange Contracts
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	10,554,838	USD	12,288,840	7/28/25	$(165,594)
Brown Brothers Harriman	EUR	200,000	USD	233,589	7/28/25	(2,406)
Brown Brothers Harriman	GBP	1,614,183	USD	2,198,969	7/28/25	(16,993)
Brown Brothers Harriman	USD	155,293	EUR	132,521	7/28/25	1,078

						$(183,915)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$2,845,688	$—	$—	$2,845,688
Preferred Securities—Over-the-Counter	—	37,979,370	—	37,979,370
Short-Term Investments	—	32,478	—	32,478

Total Investments in Securities(h)	$2,845,688	$38,011,848	$—	$40,857,536

Forward Foreign Currency Exchange Contracts	$—	$1,078	$—	$1,078

Total Derivative Assets(h)	$—	$1,078	$—	$1,078

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Exchange Contracts	$—	$(184,993)	$—	$(184,993)

Total Derivative Liabilities(h)	$—	$(184,993)	$—	$(184,993)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at June 30, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $15,171,914 or 35.7% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $15,157,022 which represents 35.7% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $5,460,566 which represents 12.9% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven–day yield.
(h)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2025 are disclosed in the Fund’s Schedule of Investments.

COHEN & STEERS PREFERRED AND INCOME OPPORTUNITIES ACTIVE ETF

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.